Organization, Business Operation and Going Concern (Details Narrative) - USD ($)		9 Months Ended
	Oct. 15, 2021	Sep. 30, 2022	Dec. 31, 2021	Oct. 03, 2022	May 06, 2021
Defined Benefit Plan Disclosure [Line Items]
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account		80.00%	80.00%
Condition For Future Business Combination Threshold Percentage Ownership		50.00%	50.00%
Percentage Obligation To Redeem Public Shares If Entity Does Not Complete A Business Combination		100.00%	100.00%
Condition For Future Business Combination Threshold Net Tangible Assets		$ 5,000,001	$ 5,000,001
Cash held outside the Trust Account		243,991	754,893
Working Capital		766,960	$ 833,377
Aggregate purchase amount		35,000,000
Working capital loans outstanding		$ 0
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate shares				5,200,000
Promissory Note With Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured promissory note from the Sponsor					$ 300,000
Anchor Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Condition on sale of Sponsor founder shares if anchor investor purchases its units allocated (in percentage)		100.00%	100.00%
Sale of shares		75,000	750,000
Anchor Investors [Member] | Founder Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Price per share		$ 0.009	$ 0.009
Sale of shares		750,000	75,000
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate purchase price		$ 25,000	$ 25,000
Sponsor [Member] | Promissory Note With Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured promissory note from the Sponsor		$ 300,000	$ 300,000
Anchor Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of shares		75,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Threshold months for complete initial Business Combination if Company filed a proxy statement, registration statement or similar filing for an initial business combination			15 months
Private Placement Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Private Placement Warrants (in shares)		2,865,000	2,865,000
Price of warrant	$ 1.00	$ 1.00	$ 1.00
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Units, net of underwriting discounts (in shares)	11,500,000
Price per share	$ 10.00	$ 10.00	$ 10.00
Maximum allowed dissolution expenses		$ 100,000	$ 100,000
Threshold months for complete initial Business Combination		12 months	12 months
IPO [Member] | Anchor Investors [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Units, net of underwriting discounts (in shares)		9,500,000	9,500,000
IPO [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Threshold months for complete initial Business Combination		21 months	21 months
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Units, net of underwriting discounts (in shares)	1,500,000	1,500,000	1,500,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Sale of Private Placement Warrants (in shares)	2,865,000
Price of warrant	$ 11.50